UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2011

Check here if Amendment [   ];               Amendment Number:
       This Amendment (Check only one):         [  ] is a restatement.
                                                [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: InR Advisory Services, LLC
Address: 115 W. State Street, Suite 300
         Media, Pennsylvania 19063


Form 13F File Number: 028-15001

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Michael Glackin
Title: Chief Compliance Officer
Phone: (610) 891-1677


Signature, Place, and Date of Signing:


 Michael Glackin          Media, Pennsylvania        August 30, 2012
---------------------    ---------------------     -------------------
 [Signature]                 [City, State]               [Date]

Report Type                (Check only one):

[X]  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.
[ ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: none

                                                Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                     0
                                                  ------------------------

Form 13F Information Table Entry Total:               76
                                                  ------------------------

Form 13F Information Table Value Total:
                                                     $285206(x thousand)
                                                  ------------------------

List of Other Included Managers:


D


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                           InR Advisory Services, LLC
                           Form 13F Information Table


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FORM 13F INFORMATION TABLE

    COLUMN 1                     COLUMN 2          COLUMN 3   COLUMN 4     COLUMN 5         COLUMN 6   COLUMN 7     COLUMN 8
                                 TITLE OF                      VALUE     SHRS OR SH/ PUT/  INVESTMENT   OTHER   VOTING AUTHORITY
NAME OF ISSUER                   CLASS              CUSIP     (X$1000)   PRN AMT PRN CALL  DISCRETION  MANAGERS SOLE  SHARED NONE
---------------------------------------------------------------------------------------------------------------------------------
AT&T INC                         COM               00206R102     652    21560SH             SOLE                            21560
BANK OF AMERICA CORPORATION      COM                60505104     719   129342SH             SOLE                           129342
CBRE CLARION GLOBAL REAL EST     COM               12504G100       5      700SH             SOLE                              700
CEL-SCI CORP                     COM NEW           150837409       0      150SH             SOLE                              150
CITIGROUP INC                    COM NEW           172967424     697    26502SH             SOLE                            26502
CLEARWIRE CORP NEW               CL A              18538Q105       0      250SH             SOLE                              250
CONOCOPHILLIPS                   COM               20825C104       1       10SH             SOLE                               10
CSX CORP                         COM               126408103      43     2049SH             SOLE                             2049
DISCOVER FINL SVCS               COM               254709108       3      113SH             SOLE                              113
DU PONT E I DE NEMOURS & CO      COM               263534109     718    15687SH             SOLE                            15687
EASTMAN KODAK CO                 COM               277461109      67   103227SH             SOLE                           103227
FAIRPOINT COMMUNICATIONS INC     COM               305560104       0        3SH             SOLE                                3
GENERAL ELECTRIC CO              COM               369604103     828    46210SH             SOLE                            46210
ICG GROUP INC                    COM               44928D108       0        1SH             SOLE                                1
IDEARC INC                       COM               451663108       0       15SH             SOLE                               15
INTEL CORP                       COM               458140100     795    32787SH             SOLE                            32787
INTL PAPER CO                    COM               460146103     742    25071SH             SOLE                            25071
ISHARES INC                      MSCI BRAZIL       464286400       9      158SH             SOLE                              158
ISHARES TR                       AGENCY BD FD      464288166     239     2120SH             SOLE                             2120
ISHARES TR                       BARCLY USAGG B    464287226    3203    29048SH             SOLE                            29048
ISHARES TR                       BARCLYS 1-3 YR    464287457     514     6080SH             SOLE                             6080
ISHARES TR                       BARCLYS 3-7 YR    464288661     246     2016SH             SOLE                             2016
ISHARES TR                       BARCLYS CR BD     464288620     192     1759SH             SOLE                             1759
ISHARES TR                       BARCLYS TIPS BD   464287176    2009    17220SH             SOLE                            17220
ISHARES TR                       BRC 0-5 YR TIP    46429B747     706     6925SH             SOLE                             6925
ISHARES TR                       DJ US TECH SEC    464287721      11      168SH             SOLE                              168
ISHARES TR                       FTSE CHINA25 IDX  464287184      72     2077SH             SOLE                             2077
ISHARES TR                       HIGH YLD CORP     464288513    6214    69484SH             SOLE                            69484
ISHARES TR                       IBOXX INV CPBD    464287242     193     1700SH             SOLE                             1700
ISHARES TR                       MSCI EAFE INDEX   464287465    1077    21747SH             SOLE                            21747
ISHARES TR                       NASDQ BIO INDX    464287556      14      135SH             SOLE                              135
ISHARES TR                       RUSL 2000 GROW    464287648     171     2029SH             SOLE                             2029
ISHARES TR                       RUSL 2000 VALU    464287630      85     1293SH             SOLE                             1293
ISHARES TR                       RUSL 3000 GROW    464287671     158     3355SH             SOLE                             3355
ISHARES TR                       RUSL 3000 VALU    464287663      80      958SH             SOLE                              958
ISHARES TR                       RUSSELL MCP GR    464287481      39      700SH             SOLE                              700
ISHARES TR                       RUSSELL MCP VL    464287473      75     1730SH             SOLE                             1730
ISHARES TR                       RUSSELL1000GRW    464287614      79     1364SH             SOLE                             1364
ISHARES TR                       RUSSELL1000VAL    464287598      68     1070SH             SOLE                             1070
ISHARES TR                       S&P MIDCAP 400    464287507      43      492SH             SOLE                              492
ISHARES TR                       S&P SMLCAP 600    464287804      19      272SH             SOLE                              272
JPMORGAN CHASE & CO              COM               46625H100     769    23134SH             SOLE                            23134
KRAFT FOODS INC                  C LA              50075N104     638    17088SH             SOLE                            17088
MERCK & CO INC NEW               COM               58933Y105     751    19923SH             SOLE                            19923
MICROSOFT CORP                   COM               594918104      18      678SH             SOLE                              678
MORGAN STANLEY                   COM NEW           617446448       3      226SH             SOLE                              226
PFIZER INC                       COM               717081103     765    35341SH             SOLE                            35341
PHILIP MORRIS INTL INC           COM               718172109     724     9228SH             SOLE                             9228
POWERSHARES ETF TRUST            BASIC MAT SECT    73935X427      13      400SH             SOLE                              400
POWERSHARES QQQ TRUST            UNIT SER 1        73935A104       1       24SH             SOLE                               24
SAFEGUARD SCIENTIFICS INC        COM NEW           786449207       0       10SH             SOLE                               10
VANGUARD BD INDEX FD INC         TOTAL BND MRKT    921937835   60623   725680SH             SOLE                           725680
VANGUARD INDEX FDS               GROWTH ETF        922908736   31566   511102SH             SOLE                           511102
VANGUARD INDEX FDS               LARGE CAP ETF     922908637     430     7503SH             SOLE                             7503
VANGUARD INDEX FDS               MID CAP ETF       922908629   17596   244595SH             SOLE                           244595
VANGUARD INDEX FDS               REIT ETF          922908553    9050   156028SH             SOLE                           156028
VANGUARD INDEX FDS               SM CP VAL ETF     922908611     220     3513SH             SOLE                             3513
VANGUARD INDEX FDS               SMALL CP ETF      922908751   17301   248335SH             SOLE                           248335
VANGUARD INDEX FDS               SML CP GRW ETF    922908595     296     3875SH             SOLE                             3875
VANGUARD INDEX FDS               TOTAL STK MKT     922908769     402     6247SH             SOLE                             6247
VANGUARD INDEX FDS               VALUE ETF         922908744   30747   585762SH             SOLE                           585762
VANGUARD INTL EQUITY INDEX F     ALLWRLD EX US     922042775   50636  1277070SH             SOLE                          1277070
VANGUARD INTL EQUITY INDEX F     MSCI EMR MKT ETF  922042858    2213    57911SH             SOLE                            57911
VANGUARD INTL EQUITY INDEX F     MSCI EUROPE ETF   922042874      51     1241SH             SOLE                             1241
VANGUARD INTL EQUITY INDEX F     MSCI PAC ETF      922042866      24      501SH             SOLE                              501
VANGUARD INTL EQUITY INDEX F     TT WRLD ST ETF    922042742      12      268SH             SOLE                              268
VANGUARD SCOTTSDALE FDS          INT-TERM CORP     92206C870    1374    16681SH             SOLE                            16681
VANGUARD SCOTTSDALE FDS          SHRT-TERM CORP    92206C409    1677    21536SH             SOLE                            21536
VANGUARD SPECIALIZED PORTFOL     DIV APP ETF       921908844   10932   200028SH             SOLE                           200028
VANGUARD TAX MANAGED INTL FD     MSCI EAFE ETF     921943858       4      128SH             SOLE                              128
VANGUARD WHITEHALL FDS INC       HIGH DIV YLD      921946406      87     1922SH             SOLE                             1922
VANGUARD WORLD FDS               UTILITIES ETF     92204A876      16      211SH             SOLE                              211
VECTOR GROUP LTD                 COM               92240M108      25     1403SH             SOLE                             1403
WISDOMTREE TRUST                 DRYFS CURR ETF    97717W133    4580   232480SH             SOLE                           232480
WISDOMTREE TRUST                 EMERG MKTS ETF    97717W315    9918   193444SH             SOLE                           193444
WISDOMTREE TRUST                 EQTY INC ETF      97717W208   10958   255320SH             SOLE                           255320

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